INCOME TAXES (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Income Tax Expense (Benefit), Continuing Operations [Abstract]
Current	$ 247	$ (171)
Deferred	1,047	0
Income taxes	1,294	(171)
Income Tax Expense (Benefit), Continuing Operations, by Jurisdiction [Abstract]
Domestic	49	52
Foreign	1,245	(223)
Income taxes	$ 1,294	$ (171)